Fair Value Measurements (Based Upon Sensitivity and Nature of Inputs) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Dividend yield			0.00%
May 2015 Warrants [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	59.55%	79.13%
Risk free interest rate	0.88%	1.68%
Expected term, in years	3 years 10 months 2 days	4 years 4 months 2 days
Dividend yield	0.00%	0.00%
Conversion feature [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility		82.46%
Risk free interest rate		0.46%
Expected term, in years		6 months 4 days
Conversion price		$ 10.00
Minimum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility			56.55%
Risk free interest rate			0.13%
Expected term, in years			5 months 23 days
Maximum [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility			77.06%
Risk free interest rate			0.87%
Expected term, in years			2 years 6 months 18 days